Shareholder Report		6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			Victory Portfolios II
Entity Central Index Key			0001547580
Entity Investment Company Type			N-1A
Document Period End Date			Jun. 30, 2024
C000116524
Shareholder Report [Line Items]
Fund Name			Victory US 500 Enhanced Volatility Wtd Index Fund
Class Name			Class A
Trading Symbol			CUHAX
Annual or Semi-Annual Statement [Text Block]			The annual shareholder report contains important information about Victory US 500 Enhanced Volatility Wtd Index Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual			Annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number			800-539-3863
Additional Information Website			vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$102	0.99%

Expenses Paid, Amount			$ 102
Expense Ratio, Percent			0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 5.54% for the fiscal year ended June 30, 2024, underperforming the index, which returned 6.66% during the period. The Fund underperformed the S&P 500®  Index, a market cap-based index against which the performance of the Fund is also measured, which returned 24.56% during the period.

Over the reporting period, the Fund’s underperformance relative to the Index was driven by its underweight positions in the largest market capitalization names within the Index.

Top detractors from performance:

• The Fund’s underweight to the information technology and industrials sectors relative to the Index were detractors during the reporting period.

Top contributors to performance:

• The Fund’s underweight allocations to the health care and real estate sectors were positive contributors to relative performance.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory US 500 Enhanced Volatility Wtd Index Fund Class A @ NAV - $20,298	Victory US 500 Enhanced Volatility Wtd Index Fund Class A @ MOP - $19,135	S&P 500® Index (regulatory broad based index) - $33,521	Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index - $22,617
6/14	$10,000	$9,427	$10,000	$10,000
6/15	$10,589	$9,983	$10,742	$10,746
6/16	$10,819	$10,199	$11,171	$11,089
6/17	$12,863	$12,126	$13,170	$13,324
6/18	$14,508	$13,678	$15,064	$15,167
6/19	$14,506	$13,676	$16,633	$15,329
6/20	$15,480	$14,594	$17,881	$16,543
6/21	$21,371	$20,147	$25,175	$23,044
6/22	$19,394	$18,283	$22,503	$21,126
6/23	$19,231	$18,130	$26,912	$21,205
6/24	$20,298	$19,135	$33,521	$22,617

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	5.54%	6.95%	7.34%
Class A @ MOP	- 0.50%	5.69%	6.70%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted IndexFootnote Reference2	6.66%	8.09%	8.50%

Previous Investment Adviser [Text Block]			The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 29,805,000	$ 29,805,000	$ 29,805,000
Holdings Count | Holding	507	507	507
Advisory Fees Paid, Amount			$ 241,000
InvestmentCompanyPortfolioTurnover			150.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$29,805
Number of Holdings	507
Investment Advisory Fees	$241
Portfolio Turnover	150%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	3.5%
Materials	4.6%
Energy	5.4%
Utilities	6.9%
Consumer Staples	8.9%
Consumer Discretionary	9.4%
Health Care	11.9%
Information Technology	13.3%
Financials	17.6%
Industrials	17.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000116526
Shareholder Report [Line Items]
Fund Name			Victory US 500 Enhanced Volatility Wtd Index Fund
Class Name			Class C
Trading Symbol			CUHCX
Annual or Semi-Annual Statement [Text Block]			The annual shareholder report contains important information about Victory US 500 Enhanced Volatility Wtd Index Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual			Annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number			800-539-3863
Additional Information Website			vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$178	1.74%

Expenses Paid, Amount			$ 178
Expense Ratio, Percent			1.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 4.83% for the fiscal year ended June 30, 2024, underperforming the index, which returned 6.66% during the period. The Fund underperformed the S&P 500®  Index, a market cap-based index against which the performance of the Fund is also measured, which returned 24.56% during the period.

Over the reporting period, the Fund’s underperformance relative to the Index was driven by its underweight positions in the largest market capitalization names within the Index.

Top detractors from performance:

• The Fund’s underweight to the information technology and industrials sectors relative to the Index were detractors during the reporting period.

Top contributors to performance:

• The Fund’s underweight allocations to the health care and real estate sectors were positive contributors to relative performance.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory US 500 Enhanced Volatility Wtd Index Fund Class C @ NAV - $19,085	Victory US 500 Enhanced Volatility Wtd Index Fund Class C @ CDSC - $19,085	S&P 500® Index (regulatory broad based index) - $33,521	Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index - $22,617
6/14	$10,000	$10,000	$10,000	$10,000
6/15	$10,501	$10,501	$10,742	$10,746
6/16	$10,650	$10,650	$11,171	$11,089
6/17	$12,577	$12,577	$13,170	$13,324
6/18	$14,058	$14,058	$15,064	$15,167
6/19	$13,955	$13,955	$16,633	$15,329
6/20	$14,786	$14,786	$17,881	$16,543
6/21	$20,254	$20,254	$25,175	$23,044
6/22	$18,236	$18,236	$22,503	$21,126
6/23	$18,083	$18,083	$26,912	$21,205
6/24	$19,085	$19,085	$33,521	$22,617

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	4.83%	6.16%	6.68%
Class C @ CDSC	3.83%	6.16%	6.68%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted IndexFootnote Reference2	6.66%	8.09%	8.50%

Previous Investment Adviser [Text Block]			Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 29,805,000	$ 29,805,000	$ 29,805,000
Holdings Count | Holding	507	507	507
Advisory Fees Paid, Amount			$ 241,000
InvestmentCompanyPortfolioTurnover			150.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$29,805
Number of Holdings	507
Investment Advisory Fees	$241
Portfolio Turnover	150%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	3.5%
Materials	4.6%
Energy	5.4%
Utilities	6.9%
Consumer Staples	8.9%
Consumer Discretionary	9.4%
Health Care	11.9%
Information Technology	13.3%
Financials	17.6%
Industrials	17.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000116527
Shareholder Report [Line Items]
Fund Name			Victory US 500 Enhanced Volatility Wtd Index Fund
Class Name			Class I
Trading Symbol			CUHIX
Annual or Semi-Annual Statement [Text Block]			The annual shareholder report contains important information about Victory US 500 Enhanced Volatility Wtd Index Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual			Annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number			800-539-3863
Additional Information Website			vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$76	0.74%

Expenses Paid, Amount			$ 76
Expense Ratio, Percent			0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 5.81% for the fiscal year ended June 30, 2024, underperforming the index, which returned 6.66% during the period. The Fund underperformed the S&P 500®  Index, a market cap-based index against which the performance of the Fund is also measured, which returned 24.56% during the period.

Over the reporting period, the Fund’s underperformance relative to the Index was driven by its underweight positions in the largest market capitalization names within the Index.

Top detractors from performance:

• The Fund’s underweight to the information technology and industrials sectors relative to the Index were detractors during the reporting period.

Top contributors to performance:

• The Fund’s underweight allocations to the health care and real estate sectors were positive contributors to relative performance.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory US 500 Enhanced Volatility Wtd Index Fund Class I - $20,799	S&P 500® Index (regulatory broad based index) - $33,521	Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index - $22,617
6/14	$10,000	$10,000	$10,000
6/15	$10,616	$10,742	$10,746
6/16	$10,872	$11,171	$11,089
6/17	$12,965	$13,170	$13,324
6/18	$14,646	$15,064	$15,167
6/19	$14,681	$16,633	$15,329
6/20	$15,703	$17,881	$16,543
6/21	$21,737	$25,175	$23,044
6/22	$19,775	$22,503	$21,126
6/23	$19,656	$26,912	$21,205
6/24	$20,799	$33,521	$22,617

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	5.81%	7.22%	7.60%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted IndexFootnote Reference2	6.66%	8.09%	8.50%

AssetsNet	$ 29,805,000	$ 29,805,000	$ 29,805,000
Holdings Count | Holding	507	507	507
Advisory Fees Paid, Amount			$ 241,000
InvestmentCompanyPortfolioTurnover			150.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$29,805
Number of Holdings	507
Investment Advisory Fees	$241
Portfolio Turnover	150%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	3.5%
Materials	4.6%
Energy	5.4%
Utilities	6.9%
Consumer Staples	8.9%
Consumer Discretionary	9.4%
Health Care	11.9%
Information Technology	13.3%
Financials	17.6%
Industrials	17.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000116490
Shareholder Report [Line Items]
Fund Name			Victory Market Neutral Income Fund
Class Name			Class A
Trading Symbol			CBHAX
Annual or Semi-Annual Statement [Text Block]			The annual shareholder report contains important information about Victory Market Neutral Income Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual			Annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number			800-539-3863
Additional Information Website			vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$77	0.75%

Expenses Paid, Amount			$ 77
Expense Ratio, Percent			0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 4.43% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, FTSE 3-Month U.S. Treasury Bill Index, which returned 5.64% during the period.

• During the reporting period, the Fund’s total return was driven by positive contribution from the Overlay Strategy (long Nasdaq 100 Index futures and short S&P 500 Index futures) and the Global High Dividend Long/Short Portfolio (long global dividend stocks and short equity index futures).

• In the Global High Dividend Long/Short Portfolio, the U.S. Small-Cap, Emerging Markets, and board market indexes was offset by the positive contribution of the long positions in dividend stocks. The U.S. Large Cap sleeve was the only negative contributor.

• In the Overlay Strategy, gains from the NASDAQ 100 long futures offset the S&P 500 Index short position, resulting in a positive contribution.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed negatively to performance during the year.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Market Neutral Income Fund Class A @ NAV - $13,071	Victory Market Neutral Income Fund Class A @ MOP - $12,320	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,430	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $11,654	FTSE 3-Month U.S. Treasury Bill Index - $11,640
6/14	$10,000	$9,425	$10,000	$10,000	$10,000
6/15	$9,838	$9,272	$10,186	$10,003	$10,002
6/16	$10,088	$9,508	$10,797	$10,025	$10,016
6/17	$10,569	$9,961	$10,763	$10,075	$10,062
6/18	$11,136	$10,496	$10,720	$10,213	$10,195
6/19	$11,359	$10,706	$11,564	$10,451	$10,429
6/20	$11,962	$11,275	$12,575	$10,623	$10,591
6/21	$12,241	$11,538	$12,533	$10,634	$10,600
6/22	$12,365	$11,655	$11,243	$10,651	$10,620
6/23	$12,517	$11,798	$11,137	$11,050	$11,018
6/24	$13,071	$12,320	$11,430	$11,654	$11,640

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	4.43%	2.85%	2.71%
Class A @ MOP	- 1.57%	1.64%	2.11%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 0.23%	1.35%
Bloomberg U.S. Treasury Bellwethers 3-Month IndexFootnote Reference2	5.46%	2.20%	1.54%
FTSE 3-Month U.S. Treasury Bill IndexFootnote Reference3	5.64%	2.22%	1.53%

Previous Investment Adviser [Text Block]			The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 2,970,459,000	$ 2,970,459,000	$ 2,970,459,000
Holdings Count | Holding	431	431	431
Advisory Fees Paid, Amount			$ 10,385,000
InvestmentCompanyPortfolioTurnover			88.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,970,459
Number of Holdings	431
Investment Advisory Fees	$10,385
Portfolio Turnover	88%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Health Care	3.4%
Information Technology	4.9%
Industrials	5.3%
Materials	5.4%
Communication Services	6.1%
Consumer Discretionary	7.4%
Consumer Staples	7.6%
Energy	12.4%
Utilities	14.6%
Financials	20.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000116492
Shareholder Report [Line Items]
Fund Name			Victory Market Neutral Income Fund
Class Name			Class C
Trading Symbol			CBHCX
Annual or Semi-Annual Statement [Text Block]			The annual shareholder report contains important information about Victory Market Neutral Income Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual			Annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number			800-539-3863
Additional Information Website			vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$153	1.50%

Expenses Paid, Amount			$ 153
Expense Ratio, Percent			1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 3.60% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, FTSE 3-Month U.S. Treasury Bill Index, which returned 5.64% during the period.

• During the reporting period, the Fund’s total return was driven by positive contribution from the Overlay Strategy (long Nasdaq 100 Index futures and short S&P 500 Index futures) and the Global High Dividend Long/Short Portfolio (long global dividend stocks and short equity index futures).

• In the Global High Dividend Long/Short Portfolio, the U.S. Small-Cap, Emerging Markets, and board market indexes was offset by the positive contribution of the long positions in dividend stocks. The U.S. Large Cap sleeve was the only negative contributor.

• In the Overlay Strategy, gains from the NASDAQ 100 long futures offset the S&P 500 Index short position, resulting in a positive contribution.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed negatively to performance during the year.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Market Neutral Income Fund Class C @ NAV - $12,298	Victory Market Neutral Income Fund Class C @ CDSC - $12,298	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,430	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $11,654	FTSE 3-Month U.S. Treasury Bill Index - $11,640
6/14	$10,000	$10,000	$10,000	$10,000	$10,000
6/15	$9,758	$9,758	$10,186	$10,003	$10,002
6/16	$9,929	$9,929	$10,797	$10,025	$10,016
6/17	$10,328	$10,328	$10,763	$10,075	$10,062
6/18	$10,808	$10,808	$10,720	$10,213	$10,195
6/19	$10,937	$10,937	$11,564	$10,451	$10,429
6/20	$11,439	$11,439	$12,575	$10,623	$10,591
6/21	$11,599	$11,599	$12,533	$10,634	$10,600
6/22	$11,634	$11,634	$11,243	$10,651	$10,620
6/23	$11,777	$11,777	$11,137	$11,050	$11,018
6/24	$12,298	$12,298	$11,430	$11,654	$11,640

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	3.60%	2.07%	2.09%
Class C @ CDSC	2.60%	2.07%	2.09%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 0.23%	1.35%
Bloomberg U.S. Treasury Bellwethers 3-Month IndexFootnote Reference2	5.46%	2.20%	1.54%
FTSE 3-Month U.S. Treasury Bill IndexFootnote Reference3	5.64%	2.22%	1.53%

Previous Investment Adviser [Text Block]			Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 2,970,459,000	$ 2,970,459,000	$ 2,970,459,000
Holdings Count | Holding	431	431	431
Advisory Fees Paid, Amount			$ 10,385,000
InvestmentCompanyPortfolioTurnover			88.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,970,459
Number of Holdings	431
Investment Advisory Fees	$10,385
Portfolio Turnover	88%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Health Care	3.4%
Information Technology	4.9%
Industrials	5.3%
Materials	5.4%
Communication Services	6.1%
Consumer Discretionary	7.4%
Consumer Staples	7.6%
Energy	12.4%
Utilities	14.6%
Financials	20.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000116493
Shareholder Report [Line Items]
Fund Name			Victory Market Neutral Income Fund
Class Name			Class I
Trading Symbol			CBHIX
Annual or Semi-Annual Statement [Text Block]			The annual shareholder report contains important information about Victory Market Neutral Income Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual			Annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number			800-539-3863
Additional Information Website			vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$41	0.40%

Expenses Paid, Amount			$ 41
Expense Ratio, Percent			0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 4.74% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, FTSE 3-Month U.S. Treasury Bill Index, which returned 5.64% during the period.

• During the reporting period, the Fund’s total return was driven by positive contribution from the Overlay Strategy (long Nasdaq 100 Index futures and short S&P 500 Index futures) and the Global High Dividend Long/Short Portfolio (long global dividend stocks and short equity index futures).

• In the Global High Dividend Long/Short Portfolio, the U.S. Small-Cap, Emerging Markets, and board market indexes was offset by the positive contribution of the long positions in dividend stocks. The U.S. Large Cap sleeve was the only negative contributor.

• In the Overlay Strategy, gains from the NASDAQ 100 long futures offset the S&P 500 Index short position, resulting in a positive contribution.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed negatively to performance during the year.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Market Neutral Income Fund Class I - $13,474	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,430	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $11,654	FTSE 3-Month U.S. Treasury Bill Index - $11,640
6/14	$10,000	$10,000	$10,000	$10,000
6/15	$9,859	$10,186	$10,003	$10,002
6/16	$10,132	$10,797	$10,025	$10,016
6/17	$10,650	$10,763	$10,075	$10,062
6/18	$11,248	$10,720	$10,213	$10,195
6/19	$11,501	$11,564	$10,451	$10,429
6/20	$12,167	$12,575	$10,623	$10,591
6/21	$12,486	$12,533	$10,634	$10,600
6/22	$12,651	$11,243	$10,651	$10,620
6/23	$12,864	$11,137	$11,050	$11,018
6/24	$13,474	$11,430	$11,654	$11,640

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	4.74%	3.22%	3.03%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 0.23%	1.35%
Bloomberg U.S. Treasury Bellwethers 3-Month IndexFootnote Reference2	5.46%	2.20%	1.54%
FTSE 3-Month U.S. Treasury Bill IndexFootnote Reference3	5.64%	2.22%	1.53%

AssetsNet	$ 2,970,459,000	$ 2,970,459,000	$ 2,970,459,000
Holdings Count | Holding	431	431	431
Advisory Fees Paid, Amount			$ 10,385,000
InvestmentCompanyPortfolioTurnover			88.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,970,459
Number of Holdings	431
Investment Advisory Fees	$10,385
Portfolio Turnover	88%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Health Care	3.4%
Information Technology	4.9%
Industrials	5.3%
Materials	5.4%
Communication Services	6.1%
Consumer Discretionary	7.4%
Consumer Staples	7.6%
Energy	12.4%
Utilities	14.6%
Financials	20.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000219860
Shareholder Report [Line Items]
Fund Name			Victory Market Neutral Income Fund
Class Name			Member Class
Trading Symbol			CBHMX
Annual or Semi-Annual Statement [Text Block]			The annual shareholder report contains important information about Victory Market Neutral Income Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual			Annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number			800-235-8396
Additional Information Website			vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$56	0.55%

Expenses Paid, Amount			$ 56
Expense Ratio, Percent			0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 4.50% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, FTSE 3-Month U.S. Treasury Bill Index, which returned 5.64% during the period.

• During the reporting period, the Fund’s total return was driven by positive contribution from the Overlay Strategy (long Nasdaq 100 Index futures and short S&P 500 Index futures) and the Global High Dividend Long/Short Portfolio (long global dividend stocks and short equity index futures).

• In the Global High Dividend Long/Short Portfolio, the U.S. Small-Cap, Emerging Markets, and board market indexes was offset by the positive contribution of the long positions in dividend stocks. The U.S. Large Cap sleeve was the only negative contributor.

• In the Overlay Strategy, gains from the NASDAQ 100 long futures offset the S&P 500 Index short position, resulting in a positive contribution.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed negatively to performance during the year.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Average Annual Return [Table Text Block]
	1 Year	Since Inception
Member Class	4.50%	2.81%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 2.64%
Bloomberg U.S. Treasury Bellwethers 3-Month IndexFootnote Reference2	5.46%	2.55%
FTSE 3-Month U.S. Treasury Bill IndexFootnote Reference3	5.64%	2.60%

AssetsNet	$ 2,970,459,000	$ 2,970,459,000	$ 2,970,459,000
Holdings Count | Holding	431	431	431
Advisory Fees Paid, Amount			$ 10,385,000
InvestmentCompanyPortfolioTurnover			88.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,970,459
Number of Holdings	431
Investment Advisory Fees	$10,385
Portfolio Turnover	88%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Health Care	3.4%
Information Technology	4.9%
Industrials	5.3%
Materials	5.4%
Communication Services	6.1%
Consumer Discretionary	7.4%
Consumer Staples	7.6%
Energy	12.4%
Utilities	14.6%
Financials	20.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000139051
Shareholder Report [Line Items]
Fund Name			VictoryShares US 500 Volatility Wtd ETF
Annual or Semi-Annual Statement [Text Block]			The annual shareholder report contains important information about VictoryShares US 500 Volatility Wtd ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual			Annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number			866-376-7890
Additional Information Website			vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US 500 Volatility Wtd ETF	$37	0.35%

Expenses Paid, Amount			$ 37
Expense Ratio, Percent			0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 13.07% for the fiscal year ended June 30, 2024, underperforming its primary benchmark which it seeks to track the performance of before fees and expenses, the Nasdaq Victory US Large Cap 500 Volatility Weighted Index (the “Index”), which returned 13.47% during the period. The fund underperformed the S&P 500® Index, a market cap-based index against which the performance of the Fund is also measured, which returned 24.56% during the period.

Top contributors to performance:

• An underweight real estate was a positive contributor to relative performance.

Top detractors from performance:

• The Fund’s underweight to information technology was a detractor from relative performance; and

• Overall stock selection was a detractor relative to the Index.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $25,988	Fund @ Market Value - $25,988	S&P 500® Index (regulatory broad based index) - $33,292	Nasdaq Victory US Large Cap 500 Volatility Weighted Index - $26,937
7/14Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/15	$10,638	$10,630	$10,669	$10,683
6/16	$10,934	$10,907	$11,095	$11,024
6/17	$13,090	$13,089	$13,081	$13,246
6/18	$14,847	$14,849	$14,961	$15,078
6/19	$16,013	$16,008	$16,519	$16,319
6/20	$15,674	$15,661	$17,759	$16,023
6/21	$22,336	$22,325	$25,004	$22,915
6/22	$20,408	$20,412	$22,350	$21,009
6/23	$22,983	$22,982	$26,729	$23,740
6/24	$25,988	$25,988	$33,292	$26,937

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund @ Net Asset Value	13.07%	10.17%	10.02%
Fund @ Market Value	13.08%	10.18%	10.02%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.78%
Nasdaq Victory US Large Cap 500 Volatility Weighted IndexFootnote Reference2	13.47%	10.54%	10.42%

AssetsNet	$ 511,580,000	$ 511,580,000	$ 511,580,000
Holdings Count | Holding	506	506	506
Advisory Fees Paid, Amount			$ 1,574,000
InvestmentCompanyPortfolioTurnover			21.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$511,580
Number of Holdings	506
Investment Advisory Fees	$1,574
Portfolio Turnover	21%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	3.5%
Materials	4.6%
Energy	5.4%
Utilities	6.9%
Consumer Staples	8.9%
Consumer Discretionary	9.4%
Health Care	11.9%
Information Technology	13.3%
Financials	17.6%
Industrials	17.7%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000157585
Shareholder Report [Line Items]
Fund Name			VictoryShares US Small Cap Volatility Wtd ETF
Annual or Semi-Annual Statement [Text Block]			The annual shareholder report contains important information about VictoryShares US Small Cap Volatility Wtd ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual			Annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number			866-376-7890
Additional Information Website			vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US Small Cap Volatility Wtd ETF	$37	0.35%

Expenses Paid, Amount			$ 37
Expense Ratio, Percent			0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 12.84% for the fiscal year ended June 30, 2024, underperforming the Nasdaq Victory US Small Cap 500 Volatility Weighted Index (the "Index"), which returned 13.34% during the period. The Fund outperformed the Russell 2000® Index, a market cap-based index against which the performance of the Fund is also measured, which returned 10.06% during the period.

Top contributors to performance:

• The Fund’s underweight to health care was a positive contributor to relative performance; and

• Stock selection was a positive contributor in financials relative to the Index.

Top detractors from performance:

• An overweight to utilities was a detractor from relative performance; and

• Stock selection detracted in consumer staples relative to the Index.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $21,679	Fund @ Market Value - $21,694	Russell 3000® Index (regulatory broad based index) - $29,114	Russell 2000® Index - $18,564	Nasdaq Victory US Small Cap 500 Volatility Weighted Index - $22,384
7/15Footnote Reference*	$10,000	$10,000	$10,000	$10,000	$10,000
6/16	$9,914	$9,832	$10,137	$9,370	$9,930
6/17	$12,379	$12,373	$12,013	$11,675	$12,440
6/18	$14,329	$14,331	$13,789	$13,726	$14,450
6/19	$13,746	$13,745	$15,027	$13,272	$13,905
6/20	$12,234	$12,210	$16,008	$12,393	$12,410
6/21	$20,029	$20,031	$23,078	$20,079	$20,395
6/22	$17,667	$17,666	$19,878	$15,020	$18,070
6/23	$19,212	$19,203	$23,646	$16,868	$19,749
6/24	$21,679	$21,694	$29,114	$18,564	$22,384

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	12.84%	9.54%	8.99%
Fund @ Market Value	12.97%	9.56%	9.00%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.63%
Russell 2000® IndexFootnote Reference2	10.06%	6.94%	7.13%
Nasdaq Victory US Small Cap 500 Volatility Weighted IndexFootnote Reference3	13.34%	9.99%	9.38%

AssetsNet	$ 30,370,000	$ 30,370,000	$ 30,370,000
Holdings Count | Holding	504	504	504
Advisory Fees Paid, Amount			$ 86,000
InvestmentCompanyPortfolioTurnover			49.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$30,370
Number of Holdings	504
Investment Advisory Fees	$86
Portfolio Turnover	49%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	2.5%
Consumer Staples	5.0%
Materials	5.1%
Utilities	5.4%
Energy	6.0%
Health Care	6.4%
Information Technology	8.6%
Consumer Discretionary	14.8%
Industrials	21.3%
Financials	23.9%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000157586
Shareholder Report [Line Items]
Fund Name			VictoryShares International Volatility Wtd ETF
Annual or Semi-Annual Statement [Text Block]			The annual shareholder report contains important information about VictoryShares International Volatility Wtd ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual			Annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number			866-376-7890
Additional Information Website			vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
International Volatility Wtd ETF	$47	0.45%

Expenses Paid, Amount			$ 47
Expense Ratio, Percent			0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 8.20% for the fiscal year ended June 30, 2024, underperforming the Nasdaq Victory International 500 Volatility Weighted Index (the "Index"), which returned 8.53% during the period. The Fund underperformed the MSCI EAFE Index, a market cap-based index against which the performance of the Fund is also measured, which returned 11.54% during the period.

Top contributors to performance:

• An overweight to Denmark was a positive contributor to relative performance; and

• Stock selection in Hong Kong positively contributed to relative performance.

Top detractors from performance:

• The Fund’s overweight to Canada was a detractor from relative performance; and

• Stock selection in financials was a detractor relative to the Index.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $15,073	Fund @ Market Value - $15,073	MSCI EAFE Index (regulatory broad based index) - $16,192	Nasdaq Victory International 500 Volatility Weighted Index - $15,527
8/15Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/16	$9,342	$9,309	$9,115	$9,399
6/17	$11,065	$11,114	$10,962	$11,179
6/18	$11,908	$11,969	$11,712	$12,054
6/19	$11,950	$11,980	$11,838	$12,125
6/20	$11,087	$11,100	$11,231	$11,274
6/21	$14,699	$14,706	$14,864	$14,985
6/22	$12,333	$12,422	$12,223	$12,616
6/23	$13,930	$13,996	$14,517	$14,306
6/24	$15,073	$15,073	$16,192	$15,527

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	8.20%	4.75%	4.74%
Fund @ Market Value	7.70%	4.70%	4.74%
MSCI EAFE IndexFootnote Reference1	11.54%	6.46%	5.59%
Nasdaq Victory International 500 Volatility Weighted IndexFootnote Reference2	8.53%	5.07%	5.09%

AssetsNet	$ 92,537,000	$ 92,537,000	$ 92,537,000
Holdings Count | Holding	507	507	507
Advisory Fees Paid, Amount			$ 358,000
InvestmentCompanyPortfolioTurnover			30.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$92,537
Number of Holdings	507
Investment Advisory Fees	$358
Portfolio Turnover	30%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	4.7%
Energy	5.1%
Communication Services	5.7%
Information Technology	5.9%
Health Care	6.4%
Materials	7.0%
Consumer Discretionary	9.4%
Consumer Staples	9.7%
Industrials	18.4%
Financials	25.2%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000157588
Shareholder Report [Line Items]
Fund Name			VictoryShares US Large Cap High Div Volatility Wtd ETF
Annual or Semi-Annual Statement [Text Block]			The annual shareholder report contains important information about VictoryShares US Large Cap High Div Volatility Wtd ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual			Annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number			866-376-7890
Additional Information Website			vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US Large Cap High Div Volatility Wtd ETF	$37	0.35%

Expenses Paid, Amount			$ 37
Expense Ratio, Percent			0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 12.24% for the fiscal year ended June 30, 2024, underperforming the Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index (the "Index"), which returned 12.65% during the period. The Fund underperformed the Russell 1000® Value Index, a market cap-based index against which the performance of the Fund is also measured, which returned 13.06% during the period.

Top contributors to performance:

• An underweight to real estate was a positive contributor to relative performance; and

• Stock selection within the information technology sector stock selection was a positive contributor to relative performance.

Top detractors from performance:

• The Fund’s overweight to utilities was a detractor from relative performance; and

• Stock selection within the utilities sector was a detractor from relative performance.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $23,293	Fund @ Market Value - $23,289	S&P 500® Index (regulatory broad based index) - $30,922	Russell 1000® Value Index - $21,055	Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index - $24,075
7/15Footnote Reference*	$10,000	$10,000	$10,000	$10,000	$10,000
6/16	$11,062	$11,054	$10,305	$10,225	$11,103
6/17	$12,762	$12,767	$12,150	$11,813	$12,857
6/18	$14,067	$14,069	$13,896	$12,613	$14,226
6/19	$15,135	$15,134	$15,343	$13,680	$15,370
6/20	$13,201	$13,175	$16,495	$12,471	$13,431
6/21	$19,503	$19,496	$23,224	$17,919	$19,934
6/22	$20,575	$20,594	$20,759	$16,697	$21,120
6/23	$20,752	$20,742	$24,826	$18,624	$21,372
6/24	$23,293	$23,289	$30,922	$21,055	$24,075

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	12.24%	9.01%	9.87%
Fund @ Market Value	12.28%	9.00%	9.87%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	13.39%
Russell 1000® Value IndexFootnote Reference2	13.06%	9.01%	8.64%
Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted IndexFootnote Reference3	12.65%	9.39%	10.27%

AssetsNet	$ 335,968,000	$ 335,968,000	$ 335,968,000
Holdings Count | Holding	101	101	101
Advisory Fees Paid, Amount			$ 1,041,000
InvestmentCompanyPortfolioTurnover			38.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$335,968
Number of Holdings	101
Investment Advisory Fees	$1,041
Portfolio Turnover	38%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Discretionary	2.6%
Industrials	3.2%
Communication Services	3.4%
Materials	3.9%
Information Technology	6.6%
Health Care	8.6%
Energy	13.2%
Consumer Staples	15.2%
Financials	18.7%
Utilities	24.0%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000157589
Shareholder Report [Line Items]
Fund Name			VictoryShares US Small Cap High Div Volatility Wtd ETF
Annual or Semi-Annual Statement [Text Block]			The annual shareholder report contains important information about VictoryShares US Small Cap High Div Volatility Wtd ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual			Annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number			866-376-7890
Additional Information Website			vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US Small Cap High Div Volatility Wtd ETF	$36	0.35%

Expenses Paid, Amount			$ 36
Expense Ratio, Percent			0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 8.02% for the fiscal year ended June 30, 2024, underperforming the Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index (the "Index"), which returned 8.50% during the period. The Fund underperformed the Russell 2000® Value Index, a market cap-based index against which the performance of the Fund is also measured, which returned 10.90% during the period.

Top contributors to performance:

• The Fund’s underweight to health care was a positive contributor to relative performance; and

• Stock selection was a positive contributor in financials relative to the Index.

Top detractors from performance:

• An overweight to utilities was a detractor from relative performance; and

• Stock selection detracted in consumer discretionary relative to the Index.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $20,867	Fund @ Market Value - $20,860	Russell 3000® Index (regulatory broad based index) - $29,114	Russell 2000® Value Index - $18,235	Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index - $21,602
7/15Footnote Reference*	$10,000	$10,000	$10,000	$10,000	$10,000
6/16	$10,415	$10,366	$10,137	$9,786	$10,448
6/17	$12,298	$12,297	$12,013	$12,218	$12,389
6/18	$14,468	$14,477	$13,789	$13,819	$14,623
6/19	$14,366	$14,363	$15,027	$12,957	$14,560
6/20	$12,411	$12,396	$16,008	$10,693	$12,596
6/21	$21,066	$21,075	$23,078	$18,528	$21,506
6/22	$19,010	$19,014	$19,878	$15,512	$19,504
6/23	$19,317	$19,312	$23,646	$16,443	$19,910
6/24	$20,867	$20,860	$29,114	$18,235	$21,602

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	8.02%	7.75%	8.53%
Fund @ Market Value	8.02%	7.75%	8.53%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.63%
Russell 2000® Value IndexFootnote Reference2	10.90%	7.07%	6.92%
Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted IndexFootnote Reference3	8.50%	8.21%	8.95%

AssetsNet	$ 291,560,000	$ 291,560,000	$ 291,560,000
Holdings Count | Holding	105	105	105
Advisory Fees Paid, Amount			$ 1,004,000
InvestmentCompanyPortfolioTurnover			73.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$291,560
Number of Holdings	105
Investment Advisory Fees	$1,004
Portfolio Turnover	73%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Information Technology	2.1%
Consumer Staples	2.9%
Health Care	3.0%
Communication Services	3.0%
Materials	3.4%
Industrials	9.8%
Energy	10.0%
Consumer Discretionary	16.9%
Utilities	22.9%
Financials	25.4%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000157590
Shareholder Report [Line Items]
Fund Name			VictoryShares International High Div Volatility Wtd ETF
Annual or Semi-Annual Statement [Text Block]			The annual shareholder report contains important information about VictoryShares International High Div Volatility Wtd ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual			Annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number			866-376-7890
Additional Information Website			vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
International High Div Volatility Wtd ETF	$47	0.45%

Expenses Paid, Amount			$ 47
Expense Ratio, Percent			0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 8.52% for the fiscal year ended June 30, 2024, underperforming the Nasdaq Victory International High Dividend 100 Volatility Weighted Index (the "Index"), which returned 8.90% during the period. The Fund underperformed the MCSI EAFE Index, a market cap-based index against which the performance of the Fund is also measured, which returned 11.54% during the period.

Top contributors to performance:

• An overweight to South Korea was a positive contributor to relative performance; and

• Stock selection was a positive contributor in Hong Kong relative to the Index.

Top detractors from performance:

• The Fund’s overweight to France was a detractor from relative performance; and

• Stock selection was a detractor in Germany relative to the Index.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $13,617	Fund @ Market Value - $13,579	MSCI EAFE Index (regulatory broad based index) - $16,192	Nasdaq Victory International High Dividend 100 Volatility Weighted Index - $14,198
8/15Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/16	$9,037	$9,095	$9,115	$9,072
6/17	$10,498	$10,547	$10,962	$10,591
6/18	$10,813	$10,853	$11,712	$10,935
6/19	$10,880	$10,938	$11,838	$11,050
6/20	$8,789	$8,764	$11,231	$8,990
6/21	$11,909	$11,899	$14,864	$12,237
6/22	$11,204	$11,207	$12,223	$11,587
6/23	$12,547	$12,557	$14,517	$13,038
6/24	$13,617	$13,579	$16,192	$14,198

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	8.52%	4.59%	3.54%
Fund @ Market Value	8.13%	4.42%	3.51%
MSCI EAFE IndexFootnote Reference1	11.54%	6.46%	5.59%
Nasdaq Victory International High Dividend 100 Volatility Weighted IndexFootnote Reference2	8.90%	5.14%	4.03%

AssetsNet	$ 17,488,000	$ 17,488,000	$ 17,488,000
Holdings Count | Holding	107	107	107
Advisory Fees Paid, Amount			$ 73,000
InvestmentCompanyPortfolioTurnover			74.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$17,488
Number of Holdings	107
Investment Advisory Fees	$73
Portfolio Turnover	74%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	2.1%
Health Care	2.8%
Consumer Discretionary	5.0%
Industrials	5.5%
Consumer Staples	8.6%
Materials	8.6%
Communication Services	12.7%
Utilities	13.5%
Energy	15.4%
Financials	24.6%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Material Fund Change [Text Block]

Material Fund Changes

On August 27, 2024, the Board of Trustees of the Fund approved the liquidation of the Fund, which is anticipated to take place on or about October 28, 2024.
C000180597
Shareholder Report [Line Items]
Fund Name			VictoryShares Dividend Accelerator ETF
Annual or Semi-Annual Statement [Text Block]			The annual shareholder report contains important information about VictoryShares Dividend Accelerator ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual			Annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number			866-376-7890
Additional Information Website			vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Dividend Accelerator ETF	$36	0.35%

Expenses Paid, Amount			$ 36
Expense Ratio, Percent			0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 6.81% for the fiscal year ended June 30, 2024, underperforming the Nasdaq Victory Dividend Accelerator Index, which returned 7.18% during the period. The Fund underperformed the S&P 500® Index, a market cap-based index against which the performance of the Fund is also measured, which returned 24.56% during the period.

Top contributors to performance:

• An underweight allocation to real estate; and

• Stock selection was a positive contributor in materials.

Top detractors from performance:

• The Fund’s underweight to information technology; and

• Stock selection in consumer discretionary.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $21,645	Fund @ Market Value - $21,642	S&P 500® Index (regulatory broad based index) - $26,369	Nasdaq Victory Dividend Accelerator Index - $22,221
4/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/17	$10,305	$10,307	$10,360	$10,310
6/18	$11,473	$11,475	$11,850	$11,521
6/19	$13,492	$13,502	$13,084	$13,604
6/20	$13,793	$13,788	$14,066	$13,954
6/21	$18,666	$18,680	$19,804	$18,952
6/22	$17,827	$17,832	$17,702	$18,169
6/23	$20,265	$20,259	$21,170	$20,732
6/24	$21,645	$21,642	$26,369	$22,221

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	6.81%	9.91%	11.32%
Fund @ Market Value	6.83%	9.90%	11.31%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	14.41%
Nasdaq Victory Dividend Accelerator IndexFootnote Reference2	7.18%	10.31%	11.72%

AssetsNet	$ 241,676,000	$ 241,676,000	$ 241,676,000
Holdings Count | Holding	79	79	79
Advisory Fees Paid, Amount			$ 754,000
InvestmentCompanyPortfolioTurnover			50.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$241,676
Number of Holdings	79
Investment Advisory Fees	$754
Portfolio Turnover	50%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Information Technology	1.5%
Energy	4.9%
Utilities	4.9%
Consumer Discretionary	7.2%
Materials	8.0%
Health Care	9.0%
Industrials	14.3%
Financials	21.5%
Consumer Staples	27.9%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000180594
Shareholder Report [Line Items]
Fund Name			VictoryShares US Multi-Factor Minimum Volatility ETF
Annual or Semi-Annual Statement [Text Block]			The annual shareholder report contains important information about VictoryShares US Multi-Factor Minimum Volatility ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual			Annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number			866-376-7890
Additional Information Website			vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US Multi-Factor Minimum Volatility ETF	$37	0.35%

Expenses Paid, Amount			$ 37
Expense Ratio, Percent			0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 13.33% for the fiscal year ended June 30, 2024, underperforming the Nasdaq Victory US Multi-Factor Minimum Volatility Index (the "Index"), which returned 13.73% during the period. The Fund underperformed the S&P 500® Index, a market cap-based index against which the performance of the Fund is also measured, which returned 24.56% during the period.

Top contributors to performance:

• An underweight to consumer discretionary was a positive contributor to relative performance; and

• Stock selection was a positive contributor in consumer discretionary relative to the Index.

Top detractors from performance:

• The Fund’s overweight to information technology was a detractor from relative performance; and

• Stock selection was a detractor in information technology relative to the Index.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $20,884	Fund @ Market Value - $20,865	S&P 500® Index (regulatory broad based index) - $25,332	Nasdaq Victory US Multi-Factor Minimum Volatility Index - $21,432
6/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/17	$9,946	$9,944	$9,953	$9,947
6/18	$11,279	$11,273	$11,384	$11,322
6/19	$12,911	$12,885	$12,569	$13,008
6/20	$13,146	$13,118	$13,513	$13,287
6/21	$16,626	$16,598	$19,025	$16,864
6/22	$16,286	$16,271	$17,005	$16,586
6/23	$18,427	$18,392	$20,338	$18,844
6/24	$20,884	$20,865	$25,332	$21,432

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	13.33%	10.10%	11.05%
Fund @ Market Value	13.45%	10.12%	11.04%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	14.15%
Nasdaq Victory US Multi-Factor Minimum Volatility IndexFootnote Reference2	13.73%	10.50%	11.46%

AssetsNet	$ 138,480,000	$ 138,480,000	$ 138,480,000
Holdings Count | Holding	68	68	68
Advisory Fees Paid, Amount			$ 391,000
InvestmentCompanyPortfolioTurnover			48.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$138,480
Number of Holdings	68
Investment Advisory Fees	$391
Portfolio Turnover	48%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	4.5%
Energy	4.8%
Consumer Discretionary	5.1%
Financials	7.4%
Consumer Staples	11.2%
Health Care	17.4%
Industrials	20.8%
Information Technology	28.3%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000139053
Shareholder Report [Line Items]
Fund Name			VictoryShares US 500 Enhanced Volatility Wtd ETF
Annual or Semi-Annual Statement [Text Block]			The annual shareholder report contains important information about VictoryShares US 500 Enhanced Volatility Wtd ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual			Annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number			866-376-7890
Additional Information Website			vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US 500 Enhanced Volatility Wtd ETF	$36	0.35%

Expenses Paid, Amount			$ 36
Expense Ratio, Percent			0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 6.23% for the fiscal year ended June 30, 2024, underperforming the Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index (the "Index"), which returned 6.66% during the period. The Fund underperformed the S&P 500® Index, a market cap-based index against which the performance of the Fund is also measured, which returned 24.56% during the period.

Top contributors to performance:

• Underweight health care was a positive contributor to relative performance.

Top detractors from performance:

• The Fund moves from equities to cash or cash equivalents during periods of significant market decline (“Long/Cash” feature). The Long/Cash feature of the Index triggered during the reporting period and the Fund was 75% allocated to cash or cash equivalents and 25% for one month during the fiscal year. The Long/Cash trigger was a detractor from the Fund’s relative performance versus the S&P 500® Index.

• The Fund’s underweight to information technology was a detractor from relative performance.

• Overall stock selection was a detractor relative to the Index.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $21,564	Fund @ Market Value - $21,565	S&P 500® Index (regulatory broad based index) - $33,292	Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index - $22,484
7/14Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/15	$10,615	$10,612	$10,669	$10,683
6/16	$10,912	$10,895	$11,095	$11,024
6/17	$13,064	$13,062	$13,081	$13,246
6/18	$14,817	$14,817	$14,961	$15,078
6/19	$14,919	$14,913	$16,519	$15,239
6/20	$16,036	$16,025	$17,759	$16,446
6/21	$22,255	$22,260	$25,004	$22,908
6/22	$20,325	$20,330	$22,350	$21,002
6/23	$20,299	$20,285	$26,729	$21,081
6/24	$21,564	$21,565	$33,292	$22,484

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund @ Net Asset Value	6.23%	7.65%	7.99%
Fund @ Market Value	6.31%	7.66%	7.99%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.78%
Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted IndexFootnote Reference2	6.66%	8.09%	8.44%

AssetsNet	$ 427,593,000	$ 427,593,000	$ 427,593,000
Holdings Count | Holding	507	507	507
Advisory Fees Paid, Amount			$ 1,550,000
InvestmentCompanyPortfolioTurnover			117.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$427,593
Number of Holdings	507
Investment Advisory Fees	$1,550
Portfolio Turnover	117%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	3.5%
Materials	4.6%
Energy	5.4%
Utilities	6.9%
Consumer Staples	8.9%
Consumer Discretionary	9.4%
Health Care	11.9%
Information Technology	13.3%
Financials	17.6%
Industrials	17.7%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000139055
Shareholder Report [Line Items]
Fund Name			VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Annual or Semi-Annual Statement [Text Block]			The annual shareholder report contains important information about VictoryShares US EQ Income Enhanced Volatility Wtd ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual			Annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number			866-376-7890
Additional Information Website			vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US EQ Income Enhanced Volatility Wtd ETF	$36	0.35%

Expenses Paid, Amount			$ 36
Expense Ratio, Percent			0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 6.01% for the fiscal year ended June 30, 2024, underperforming the Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index (the "Index"), which returned 6.54% during the period. The Fund underperformed the Russell 1000® Value Index, a market cap-based index against which the performance of the Fund is also measured, which returned 13.06% during the period.

Top contributors to performance:

• The Fund’s underweight to health care was a positive contributor to relative performance; and

• Stock selection was positive in information technology relative to the Index.

Top detractors from performance:

• The Fund moves from equities to cash or cash equivalents during periods of significant market decline (“Long/Cash” feature). The Long/Cash feature of the Index was triggered during the reporting period and the Fund was 75% cash or cash equivalents and 25% equities for a period of time during the fiscal year. The Long/Cash trigger was a detractor from the Fund’s relative performance versus the Russell 1000 Value Index.

• The underweight to financials was a detractor from relative performance.

• Stock selection detracted in utilities relative to the Index.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $22,929	Fund @ Market Value - $22,915	Russell 1000® Index (regulatory broad based index) - $32,279	Russell 1000® Value Index - $21,939	Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index - $23,994
7/14Footnote Reference*	$10,000	$10,000	$10,000	$10,000	$10,000
6/15	$10,377	$10,372	$10,663	$10,358	$10,439
6/16	$11,716	$11,675	$10,976	$10,654	$11,844
6/17	$13,514	$13,513	$12,954	$12,308	$13,715
6/18	$14,897	$14,902	$14,838	$13,142	$15,176
6/19	$15,124	$15,120	$16,324	$14,254	$15,475
6/20	$15,955	$15,938	$17,545	$12,994	$16,371
6/21	$22,705	$22,695	$25,103	$18,671	$23,405
6/22	$23,951	$23,955	$21,830	$17,397	$24,798
6/23	$21,629	$21,614	$26,057	$19,405	$22,522
6/24	$22,929	$22,915	$32,279	$21,939	$23,994

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund @ Net Asset Value	6.01%	8.68%	8.65%
Fund @ Market Value	6.02%	8.67%	8.65%
Russell 1000® IndexFootnote Reference1	23.88%	14.61%	12.44%
Russell 1000® Value IndexFootnote Reference2	13.06%	9.01%	8.18%
Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted IndexFootnote Reference3	6.54%	9.17%	9.15%

AssetsNet	$ 805,259,000	$ 805,259,000	$ 805,259,000
Holdings Count | Holding	102	102	102
Advisory Fees Paid, Amount			$ 3,262,000
InvestmentCompanyPortfolioTurnover			196.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$805,259
Number of Holdings	102
Investment Advisory Fees	$3,262
Portfolio Turnover	196%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Discretionary	2.6%
Industrials	3.2%
Communication Services	3.4%
Materials	3.9%
Information Technology	6.5%
Health Care	8.6%
Energy	13.2%
Consumer Staples	15.2%
Financials	18.7%
Utilities	23.9%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000139052
Shareholder Report [Line Items]
Fund Name			VictoryShares US Discovery Enhanced Volatility Wtd ETF
Annual or Semi-Annual Statement [Text Block]			The annual shareholder report contains important information about VictoryShares US Discovery Enhanced Volatility Wtd ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual			Annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number			866-376-7890
Additional Information Website			vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US Discovery Enhanced Volatility Wtd ETF	$35	0.35%

Expenses Paid, Amount			$ 35
Expense Ratio, Percent			0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned -1.30% for the fiscal year ended June 30, 2024, underperforming the Nasdaq Victory US Small Cap 500 Long/Cash Volatility Weighted Index (the "Index"), which returned -0.68% during the period. The Fund underperformed the Russell 2000® Index, a market cap-based index against which the performance of the Fund is also measured, which returned 10.06% during the period.

Top contributors to performance:

• The Fund's underweight to health care was a positive contributor to relative performance; and

• Stock selection was positive in financials and industrials relative to the Index.

Top detractors from performance:

• The Fund moves from equities to cash or cash equivalents during periods of significant market decline (“Long/Cash” feature). The Long/Cash feature of the Index was triggered during the reporting period and the Fund was 75% allocated to cash or cash equivalents and 25% equities for a period of time during the fiscal year. The Long/Cash trigger was a detractor from the Fund’s relative performance versus the Russell 2000® Index.

• The Fund’s underweight to financials was a detractor from relative performance.

• Stock selection detracted in consumer stables relative to the Index.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $16,464	Fund @ Market Value - $16,458	MSCI All Country World Index (regulatory broad based index) - $22,750	Russell 2000® Index - $20,945	Nasdaq Victory US Small Cap 500 Long/Cash Volatility Weighted Index - $17,292
7/14Footnote Reference*	$10,000	$10,000	$10,000	$10,000	$10,000
6/15	$11,306	$11,298	$10,195	$11,335	$11,359
6/16	$9,757	$9,733	$9,815	$10,572	$9,850
6/17	$12,187	$12,182	$11,658	$13,172	$12,341
6/18	$14,106	$14,124	$12,909	$15,486	$14,334
6/19	$11,420	$11,414	$13,650	$14,974	$11,651
6/20	$11,991	$11,989	$13,938	$13,982	$12,302
6/21	$18,763	$18,766	$19,411	$22,654	$19,337
6/22	$17,262	$17,254	$16,354	$16,946	$17,888
6/23	$16,681	$16,671	$19,057	$19,031	$17,410
6/24	$16,464	$16,458	$22,750	$20,945	$17,292

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	- 1.30%	7.59%	5.16%
Fund @ Market Value	- 1.28%	7.59%	5.15%
MSCI All Country World IndexFootnote Reference1	19.37%	10.76%	8.64%
Russell 2000® IndexFootnote Reference2	10.06%	6.94%	7.74%
Nasdaq Victory US Small Cap 500 Long/Cash Volatility Weighted IndexFootnote Reference3	- 0.68%	8.22%	5.68%

AssetsNet	$ 40,105,000	$ 40,105,000	$ 40,105,000
Holdings Count | Holding	505	505	505
Advisory Fees Paid, Amount			$ 169,000
InvestmentCompanyPortfolioTurnover			198.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$40,105
Number of Holdings	505
Investment Advisory Fees	$169
Portfolio Turnover	198%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	2.5%
Consumer Staples	5.0%
Materials	5.1%
Utilities	5.4%
Energy	6.0%
Health Care	6.4%
Information Technology	8.6%
Consumer Discretionary	14.8%
Industrials	21.3%
Financials	23.9%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000139054
Shareholder Report [Line Items]
Fund Name			VictoryShares Developed Enhanced Volatility Wtd ETF
Annual or Semi-Annual Statement [Text Block]			The annual shareholder report contains important information about VictoryShares Developed Enhanced Volatility Wtd ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual			Annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number			866-376-7890
Additional Information Website			vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Developed Enhanced Volatility Wtd ETF	$47	0.46%

Expenses Paid, Amount			$ 47
Expense Ratio, Percent			0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 2.77% for the fiscal year ended June 30, 2024, underperforming the Nasdaq Victory International 500 Long/Cash Volatility Weighted Index (the "Index"), which returned 3.66% during the period. The Fund underperformed the MSCI EAFE Index, a market cap-based index against which the performance of the Fund is also measured, which returned 11.54% during the period.

Top contributors to performance:

• An overweight allocation to Denmark; and

• Stock selection in Hong Kong.

Top detractors from performance:

• The Fund moves from equities to cash or cash equivalents during periods of significant market decline (“Long/Cash” feature). The Long/Cash feature of the Index was triggered during the reporting period and the Fund was 75% allocated to cash or cash equivalents and 25% equities for a period during the fiscal year. The Long/Cash trigger was a detractor from the Fund’s relative performance versus the MSCI EAFE Index for the fiscal year;

• The Fund’s overweight allocation to Canada; and

• An underweight allocation to information technology.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $11,012	Fund @ Market Value - $11,004	MSCI EAFE Index (regulatory broad based index) - $16,239	Nasdaq Victory International 500 Long/Cash Volatility Weighted Index - $11,779
9/14Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/15	$10,177	$10,270	$10,176	$10,253
6/16	$8,553	$8,616	$9,141	$8,711
6/17	$9,647	$9,736	$10,994	$9,879
6/18	$10,362	$10,395	$11,746	$10,652
6/19	$10,141	$10,112	$11,873	$10,483
6/20	$8,666	$8,645	$11,264	$9,001
6/21	$11,233	$11,182	$14,908	$11,727
6/22	$9,975	$9,969	$12,259	$10,470
6/23	$10,716	$10,764	$14,560	$11,363
6/24	$11,012	$11,004	$16,239	$11,779

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	2.77%	1.66%	0.99%
Fund @ Market Value	2.23%	1.71%	0.99%
MSCI EAFE IndexFootnote Reference1	11.54%	6.46%	5.10%
Nasdaq Victory International 500 Long/Cash Volatility Weighted IndexFootnote Reference2	3.66%	2.36%	1.69%

AssetsNet	$ 32,143,000	$ 32,143,000	$ 32,143,000
Holdings Count | Holding	509	509	509
Advisory Fees Paid, Amount			$ 160,000
InvestmentCompanyPortfolioTurnover			143.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$32,143
Number of Holdings	509
Investment Advisory Fees	$160
Portfolio Turnover	143%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	4.7%
Energy	5.1%
Communication Services	5.8%
Information Technology	5.9%
Health Care	6.5%
Materials	6.9%
Consumer Discretionary	9.2%
Consumer Staples	9.4%
Industrials	18.5%
Financials	25.3%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Material Fund Change [Text Block]

Material Fund Changes

On August 27, 2024, the Board of Trustees of the Fund approved the liquidation of the Fund, which is anticipated to take place on or about October 28, 2024.
C000221407
Shareholder Report [Line Items]
Fund Name			VictoryShares Nasdaq Next 50 ETF
Annual or Semi-Annual Statement [Text Block]			The annual shareholder report contains important information about VictoryShares Nasdaq Next 50 ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual			Annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number			866-376-7890
Additional Information Website			vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Nasdaq Next 50 ETF	$19	0.18%

Expenses Paid, Amount			$ 19
Expense Ratio, Percent			0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 11.29% for the fiscal year ended June 30, 2024, outperforming its primary benchmark which it seeks to track the performance of before fees and expenses, the Nasdaq Q-50® Index (the “Index”), which returned 10.49% during the period.

Top contributors to performance:

• The Fund’s overweight to information technology was a positive contributor to relative performance; and

• Stock selection was a positive contributor in information technology relative to the Index.

Top detractors from performance:

• An underweight in financials was a detractor from relative performance; and

• Stock selection was a detractor in consumer discretionary relative to the Index.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Average Annual Return [Table Text Block]
	1 Year	Since Inception
Fund @ Net Asset Value	11.29%	4.12%
Fund @ Market Value	11.32%	4.12%
S&P 500® IndexFootnote Reference1	24.56%	15.04%
Nasdaq Q-50® IndexFootnote Reference2	10.49%	4.04%

AssetsNet	$ 23,122,000	$ 23,122,000	$ 23,122,000
Holdings Count | Holding	61	61	61
Advisory Fees Paid, Amount			$ 96,000
InvestmentCompanyPortfolioTurnover			85.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$23,122
Number of Holdings	61
Investment Advisory Fees	$96
Portfolio Turnover	85%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	2.1%
Communication Services	7.4%
Industrials	8.7%
Consumer Discretionary	15.4%
Health Care	16.8%
Information Technology	49.3%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Material Fund Change [Text Block]

Material Fund Changes

On August 27, 2024, the Board of Trustees of the Fund approved the liquidation of the Fund, which is anticipated to take place on or about October 28, 2024.
C000230775
Shareholder Report [Line Items]
Fund Name			VictoryShares THB Mid Cap ETF
Annual or Semi-Annual Statement [Text Block]			The annual shareholder report contains important information about VictoryShares THB Mid Cap ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual			Annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number			866-376-7890
Additional Information Website			vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
THB Mid Cap ETF	$57	0.55%

Expenses Paid, Amount			$ 57
Expense Ratio, Percent			0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 8.26% for the fiscal year ended June 30, 2024, underperforming the Russell Midcap® Index (the "Index"), which returned 12.88% during the period.

Top contributors to performance:

• Overallocation to industrials, stock selection in health care, and overallocation to information technology were positive contributors to the Fund’s relative performance during the period.

• The financials sector was the top performing sector in the Index during the period as a result of a recovery in investor confidence in the sector after the sharp selloff in early 2023 due to the series of banking failures including Silicon Valley Bank. As the fear of a potential banking crisis subsided with issues limited to specific banks, the financials sector recovered from its lows and delivered strong returns in the fourth quarter of 2023 and first quarter of 2024.

• Information technology was also among the top performing sectors during the period. The hype around Artificial Intelligence has driven higher returns but also valuations in the sector resulting in positive contribution from allocation but negative impact from stock selection for the Fund.

• In addition, the following companies were top contributors to relative performance for the period: Old Dominion Freight Line, Inc. (industrials), Verisk Analytics, Inc. (industrials), and Ross Stores, Inc. (consumer discretionary).

Top detractors from performance:

• During the period, the Fund’s underperformance relative to the Index was a result of higher exposure to lower financial leverage and low volatility factors.

• Underallocation to the financials sector, stock selection in the information technology sector, and stock selection in consumer staples sector were detractors from the Fund’s relative performance during the period.

• In addition, the following companies were top detractors from relative performance for the period: The Toro Co.(industrials), Keysight Technologies, Inc. (information technology), and Darling Ingredients, Inc. (consumer staples).

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Average Annual Return [Table Text Block]
	1 Year	Since Inception
Fund @ Net Asset Value	8.26%	4.83%
Fund @ Market Value	8.29%	4.85%
Russell 3000® IndexFootnote Reference1	23.13%	8.97%
Russell Midcap® IndexFootnote Reference2	12.88%	2.89%

AssetsNet	$ 101,922,000	$ 101,922,000	$ 101,922,000
Holdings Count | Holding	30	30	30
Advisory Fees Paid, Amount			$ 185,000
InvestmentCompanyPortfolioTurnover			20.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$101,922
Number of Holdings	30
Investment Advisory Fees	$185
Portfolio Turnover	20%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	5.6%
Materials	6.4%
Health Care	9.4%
Consumer Discretionary	14.8%
Information Technology	19.8%
Industrials	43.6%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Material Fund Change [Text Block]

Material Fund Changes

Effective Febuary 1, 2024, the Fund's name changed to VictoryShares THB Mid Cap ETF.

Effective on or about May 1, 2024, the Fund’s investment strategy changed to eliminate references to restrictions on the Fund's investments in certain companies, the maintenance of an overall level of "carbon risk" that is at or below the Index, and changes to Victory Capital Management Inc.'s investment selection process. For more complete information, you may review the Fund's prospectus, which we expect to be available by November 1, 2024.

C000243210
Shareholder Report [Line Items]
Fund Name			VictoryShares Free Cash Flow ETF
Annual or Semi-Annual Statement [Text Block]			The annual shareholder report contains important information about VictoryShares Free Cash Flow ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual			Annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number			866-376-7890
Additional Information Website			vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Free Cash Flow ETF	$44	0.39%

Expenses Paid, Amount			$ 44
Expense Ratio, Percent			0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 23.39% for the fiscal year ended June 30, 2024, underperforming its primary benchmark which it seeks to track the performance of before fees and expenses, the Victory U.S. Large Cap Free Cash Flow Index (the “Index”), which returned 24.00% during the period.

Top contributors to performance:

• The Fund’s overweight to energy was a positive contributor to relative performance; and

• Stock selection was a positive contributor in consumer discretionary relative to the Index.

Top detractors from performance:

• An underweight in financials was a detractor from relative performance; and

• Stock selection was a detractor in communication services relative to the Index.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Average Annual Return [Table Text Block]
	1 Year	Since Inception
Fund @ Net Asset Value	23.39%Footnote Reference	24.67%Footnote Reference
Fund @ Market Value	23.42%	24.69%
Russell 1000® IndexFootnote Reference1	23.88%	25.67%
Victory U.S. Large Cap Free Cash Flow IndexFootnote Reference2	24.00%	25.29%
Russell 1000® Value IndexFootnote Reference3	13.06%	14.73%

AssetsNet	$ 448,412,000	$ 448,412,000	$ 448,412,000
Holdings Count | Holding	51	51	51
Advisory Fees Paid, Amount			$ 590,000
InvestmentCompanyPortfolioTurnover			118.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$448,412
Number of Holdings	51
Investment Advisory Fees	$590
Portfolio Turnover	118%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	1.5%
Utilities	2.1%
Communication Services	4.0%
Information Technology	9.5%
Industrials	12.2%
Consumer Discretionary	17.6%
Energy	24.4%
Health Care	28.4%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000243212
Shareholder Report [Line Items]
Fund Name		VictoryShares Small Cap Free Cash Flow ETF
Annual or Semi-Annual Statement [Text Block]		annual shareholder report
Shareholder Report Annual or Semi-Annual		Annual shareholder report
Additional Information [Text Block]
Additional Information Phone Number		866-376-7890
Additional Information Website		vcm.com
Expenses [Text Block]

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Small Cap Free Cash Flow ETF	$27Footnote Reference*	0.49%

Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount		$ 27
Expense Ratio, Percent		0.49%
Performance Past Does Not Indicate Future [Text]		The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Material Change Description [Text Block]

How did the Fund perform over the reporting period? What affected the Fund’s performance?

The Fund's inception date was December 20, 2023. For the period December 21, 2023, to June 30, 2024, the Fund returned 4.83%, underperforming its primary benchmark which it seeks to track the performance of before fees and expenses, Victory U.S. Small Cap Free Cash Flow Index (the “Index”), which returned 5.33% for the period.

Top contributors to performance:

• The Fund’s overweight to energy was a positive contributor to relative performance; and

• Stock selection was a positive contributor in energy relative to the Index.

Top detractors from performance:

• An overweight in communication services was a detractor from relative performance; and

• Stock selection was a detractor in materials relative to the Index.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

AssetsNet	$ 55,238,000	$ 55,238,000	$ 55,238,000
Holdings Count | Holding	201	201	201
Advisory Fees Paid, Amount		$ 89,000
InvestmentCompanyPortfolioTurnover		77.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$55,238
Number of Holdings	201
Investment Advisory Fees	$89
Portfolio Turnover	77%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.4%
Materials	2.9%
Communication Services	7.7%
Health Care	9.1%
Information Technology	12.1%
Industrials	15.5%
Consumer Discretionary	20.7%
Energy	29.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period ended June 30, 2024.
C000210928
Shareholder Report [Line Items]
Fund Name			VictoryShares Short-Term Bond ETF
Annual or Semi-Annual Statement [Text Block]			The annual shareholder report contains important information about VictoryShares Short-Term Bond ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual			Annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number			866-376-7890
Additional Information Website			vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Short-Term Bond ETF	$36	0.35%

Expenses Paid, Amount			$ 36
Expense Ratio, Percent			0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 7.27% for the fiscal year ended June 30, 2024, outperforming the Bloomberg 1-3 Year Credit Index (the "Index"), which returned 5.64% during the period.

The Fund’s relative performance was driven primarily by security selection and asset allocation, offset somewhat by changes in the yield curve (the Fund’s maturity profile is more diverse than the Index). Relative to the Index, the Fund's best performing sectors were asset-backed securities, banking, commercial mortgage-backed securities, and property and casualty insurance. Sectors that detracted from relative performance included Treasuries and cash.

The portfolio has been positioned to be what we believe to be more defensive. This includes a lower allocation to lower rated corporate and high yield bonds, and a higher allocation to higher rated bonds, Treasuries, and cash.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $12,059	Fund @ Market Value - $12,063	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $10,548	Bloomberg 1-3 Year Credit Index - $11,421
10/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/18	$10,006	$10,031	$9,893	$9,999
6/19	$10,497	$10,505	$10,671	$10,480
6/20	$10,922	$10,962	$11,604	$10,933
6/21	$11,303	$11,310	$11,565	$11,076
6/22	$10,881	$10,883	$10,375	$10,664
6/23	$11,242	$11,244	$10,278	$10,812
6/24	$12,059	$12,063	$10,548	$11,421

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	7.27%	2.81%	2.84%
Fund @ Market Value	7.28%	2.80%	2.85%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 0.23%	0.80%
Bloomberg 1-3 Year Credit IndexFootnote Reference2	5.64%	1.73%	2.01%

AssetsNet	$ 637,226,000	$ 637,226,000	$ 637,226,000
Holdings Count | Holding	593	593	593
Advisory Fees Paid, Amount			$ 1,409,000
InvestmentCompanyPortfolioTurnover			60.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$637,226
Number of Holdings	593
Investment Advisory Fees	$1,409
Portfolio Turnover	60%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Asset-Backed Securities	37.6%
Corporate Bonds	34.6%
U.S. Treasury Obligations	8.7%
Yankee Dollars	7.2%
Collateralized Mortgage Obligations	3.6%
OtherFootnote Reference**	1.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000210929
Shareholder Report [Line Items]
Fund Name			VictoryShares Core Intermediate Bond ETF
Annual or Semi-Annual Statement [Text Block]			The annual shareholder report contains important information about VictoryShares Core Intermediate Bond ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual			Annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number			866-376-7890
Additional Information Website			vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Core Intermediate Bond ETF	$40	0.39%

Expenses Paid, Amount			$ 40
Expense Ratio, Percent			0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 3.72%, the fiscal year ended June 30, 2024, outperforming the Bloomberg U.S. Aggregate Bond Index (the “Index”), which returned 2.63% for the period.

• The Fund’s performance was driven primarily by security selection and asset allocation.

• Relative to the Index, the Fund's best performing corporate sectors were banking, capital goods, retailers, and food & beverage.

• An underweight to agency mortgage-backed securities (MBS) and security selection within agency MBS and asset-backed securities (ABS) also contributed to relative performance.

• Sectors that detracted from relative performance included non-agency commercial MBS and cash.

The portfolio has been positioned to be what we believe to be more defensive. This includes a higher allocation to Treasuries, agency MBS, and highly rated ABS and a reduced allocation to lower rated corporate bonds.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $11,080	Fund @ Market Value - $11,086	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $10,548
10/17Footnote Reference*	$10,000	$10,000	$10,000
6/18	$9,875	$9,895	$9,893
6/19	$10,776	$10,785	$10,671
6/20	$11,604	$11,643	$11,604
6/21	$11,900	$11,907	$11,565
6/22	$10,669	$10,681	$10,375
6/23	$10,682	$10,704	$10,278
6/24	$11,080	$11,086	$10,548

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	3.72%	0.56%	1.55%
Fund @ Market Value	3.57%	0.55%	1.56%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 0.23%	0.80%

AssetsNet	$ 2,067,507,000	$ 2,067,507,000	$ 2,067,507,000
Holdings Count | Holding	1,037	1,037	1,037
Advisory Fees Paid, Amount			$ 5,278,000
InvestmentCompanyPortfolioTurnover			22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,067,507
Number of Holdings	1,037
Investment Advisory Fees	$5,278
Portfolio Turnover	22%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	41.5%
Corporate Bonds	22.2%
U.S. Government Agency Mortgages	12.4%
Asset-Backed Securities	11.5%
Yankee Dollars	5.9%
Collateralized Mortgage Obligations	4.3%
OtherFootnote Reference**	1.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000230774
Shareholder Report [Line Items]
Fund Name			VictoryShares Core Plus Intermediate Bond ETF
Annual or Semi-Annual Statement [Text Block]			The annual shareholder report contains important information about VictoryShares Core Plus Intermediate Bond ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual			Annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number			866-376-7890
Additional Information Website			vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Core Plus Intermediate Bond ETF	$41	0.40%

Expenses Paid, Amount			$ 41
Expense Ratio, Percent			0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 4.37% for the fiscal year ended June 30, 2024, outperforming the Bloomberg U.S. Aggregate Bond Index (the “Index”), which returned 2.63% for the period.

• The Fund’s performance was driven primarily by security selection and asset allocation.

• Relative to the Index, the Fund's best performing sectors were banking, consumer cyclical, asset-backed securities, commercial mortgage-backed securities, collateralized loan obligations, and property.

• In addition, an underweight allocation to residential mortgage-backed securities and treasuries contributed to relative performance.

• Sectors that detracted from relative performance included utilities and energy.

The portfolio has been positioned to be what we believe to be more defensive. This includes a lower allocation to lower rated corporate and high yield bonds, and a higher allocation to higher rated bonds, Treasuries, and agency residential mortgages-backed securities.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Average Annual Return [Table Text Block]
	1 Year	Since Inception
Fund @ Net Asset Value	4.37%	- 2.12%
Fund @ Market Value	4.30%	- 2.05%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 3.39%

AssetsNet	$ 351,242,000	$ 351,242,000	$ 351,242,000
Holdings Count | Holding	845	845	845
Advisory Fees Paid, Amount			$ 928,000
InvestmentCompanyPortfolioTurnover			36.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$351,242
Number of Holdings	845
Investment Advisory Fees	$928
Portfolio Turnover	36%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	29.5%
Asset-Backed Securities	19.8%
Corporate Bonds	14.7%
U.S. Government Agency Mortgages	12.8%
Collateralized Mortgage Obligations	8.4%
Yankee Dollars	4.8%
Collateralized Loan Obligations	3.5%
Municipal Bonds	3.1%
OtherFootnote Reference**	1.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000230773
Shareholder Report [Line Items]
Fund Name			VictoryShares Corporate Bond ETF
Annual or Semi-Annual Statement [Text Block]			The annual shareholder report contains important information about VictoryShares Corporate Bond ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual			Annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number			866-376-7890
Additional Information Website			vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Corporate Bond ETF	$41	0.40%

Expenses Paid, Amount			$ 41
Expense Ratio, Percent			0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 5.45% for the fiscal year ended June 30, 2024, outperforming the Bloomberg U.S. Corporate Bond Index (the "Index"), which returned 4.63% during the period.

• The Fund’s performance was driven primarily by security selection.

• Changes in yield across the maturity spectrum throughout the reporting period were a positive for relative performance, while allocation was a slight detractor from relative performance.

• Relative to the Index, the Fund’s best performing sectors included banking, retailers, technology and pharmaceuticals.

• Sectors that detracted from relative performance included Treasuries and electric.

The portfolio has been positioned to be what we believe to be more defensive. This includes a higher allocation to Treasuries and sectors such as electric and a lower allocation to high yield and lower-rated corporate bonds.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Average Annual Return [Table Text Block]
	1 Year	Since Inception
Fund @ Net Asset Value	5.45%	- 3.43%
Fund @ Market Value	5.42%	- 3.37%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 3.39%
Bloomberg U.S. Corporate Bond IndexFootnote Reference2	4.63%	- 3.40%

AssetsNet	$ 133,486,000	$ 133,486,000	$ 133,486,000
Holdings Count | Holding	351	351	351
Advisory Fees Paid, Amount			$ 410,000
InvestmentCompanyPortfolioTurnover			9.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$133,486
Number of Holdings	351
Investment Advisory Fees	$410
Portfolio Turnover	9%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	72.4%
Yankee Dollars	16.6%
U.S. Treasury Obligations	8.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000250755
Shareholder Report [Line Items]
Fund Name	VictoryShares WestEnd Economic Cycle Bond ETF
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about VictoryShares WestEnd Economic Cycle Bond ETF (the "Fund") for the period of June 21, 2024 to June 30, 2024 ("reporting period"), as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
WestEnd Economic Cycle Bond ETF	$1Footnote Reference*	0.40%

Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.40%
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
AssetsNet	$ 55,240,000	$ 55,240,000	$ 55,240,000
Holdings Count | Holding	412	412	412
Advisory Fees Paid, Amount	$ 3,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$55,240
Number of Holdings	412
Investment Advisory Fees	$3
Portfolio Turnover	-%Footnote Reference*
Footnote	Description
Footnote*	No turnover rate due to the commencement of operations close to the reporting period end.

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	74.3%
Corporate Bonds	20.7%
Yankee Dollars	3.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period ended June 30, 2024.
C000210925
Shareholder Report [Line Items]
Fund Name			VictoryShares US Value Momentum ETF
Annual or Semi-Annual Statement [Text Block]			The annual shareholder report contains important information about VictoryShares US Value Momentum ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual			Annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number			866-376-7890
Additional Information Website			vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US Value Momentum ETF	$22	0.20%

Expenses Paid, Amount			$ 22
Expense Ratio, Percent			0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 19.08% for the fiscal year ended June 30, 2024, underperforming the Nasdaq Victory US Value Momentum Index (the "Index"), which returned 19.42% during the period. The Fund underperformed the Nasdaq US 500 Large Cap Index, a market cap-based index against which the performance of the Fund is also measured, which returned 24.88% during the period.

Top contributors to performance:

• The Fund’s underweight to consumer discretionary was a positive contributor to relative performance; and

• Stock selection was a positive contributor in industrials relative to the Index.

Top detractors from performance:

• An underweight to information technology was a detractor from relative performance; and

• Stock selection was a detractor in consumer staples relative to the Index.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed positively to performance during the year.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $16,775	Fund @ Market Value - $16,784	Russell 1000® Index (regulatory broad based index) - $23,375	Nasdaq US 500 Large Cap Index - $23,844	Nasdaq Victory US Value Momentum Index - $17,022
10/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000	$10,000
6/18	$10,330	$10,345	$10,745	$10,721	$10,346
6/19	$10,491	$10,490	$11,821	$11,870	$10,530
6/20	$9,448	$9,423	$12,705	$12,928	$9,488
6/21	$13,890	$13,886	$18,178	$18,266	$13,991
6/22	$12,926	$12,903	$15,808	$15,934	$13,045
6/23	$14,088	$14,079	$18,869	$19,093	$14,254
6/24	$16,775	$16,784	$23,375	$23,844	$17,022

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	19.08%Footnote Reference	9.84%	8.05%
Fund @ Market Value	19.21%	9.86%	8.06%
Russell 1000® IndexFootnote Reference1	23.88%	14.61%	13.55%
Nasdaq US 500 Large Cap IndexFootnote Reference2	24.88%	14.97%	13.89%
Nasdaq Victory US Value Momentum IndexFootnote Reference+,Footnote Reference3	19.42%	10.08%	8.29%

AssetsNet	$ 149,902,000	$ 149,902,000	$ 149,902,000
Holdings Count | Holding	125	125	125
Advisory Fees Paid, Amount			$ 242,000
InvestmentCompanyPortfolioTurnover			118.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$149,902
Number of Holdings	125
Investment Advisory Fees	$242
Portfolio Turnover	118%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	4.3%
Utilities	4.5%
Communication Services	4.9%
Materials	5.7%
Consumer Discretionary	6.8%
Real Estate	9.1%
Information Technology	11.3%
Health Care	13.1%
Industrials	16.9%
Financials	19.9%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000210930
Shareholder Report [Line Items]
Fund Name			VictoryShares US Small Mid Cap Value Momentum ETF
Annual or Semi-Annual Statement [Text Block]			The annual shareholder report contains important information about VictoryShares US Small Mid Cap Value Momentum ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual			Annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number			866-376-7890
Additional Information Website			vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US Small Mid Cap Value Momentum ETF	$26	0.24%

Expenses Paid, Amount			$ 26
Expense Ratio, Percent			0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 17.77% for the fiscal year ended June 30, 2024, underperforming the Nasdaq Victory US Small Mid Cap Value Momentum Index (the "Index"), which returned 18.29% during the period. The Fund outperformed the Nasdaq US 1300 Small Mid Cap Index, a market cap-based index against which the performance of the Fund is also measured, which returned 12.67% during the period.

Top contributors to performance:

• The Fund’s overweight to energy was a positive contributor to relative performance; and

• Stock selection was a positive contributor in industrials relative to the Index.

Top detractors from performance:

• An overweight to health care was a detractor from relative performance; and

• Stock selection was a detractor in information technology relative to the Index.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $17,010	Fund @ Market Value - $17,026	Russell 3000® Index (regulatory broad based index) - $22,737	Nasdaq US 1300 Small Mid Cap Index - $17,487	Nasdaq Victory US Small Mid Cap Value Momentum Index - $17,402
10/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000	$10,000
6/18	$10,842	$10,855	$10,768	$11,029	$10,873
6/19	$10,417	$10,404	$11,736	$11,073	$10,471
6/20	$9,453	$9,448	$12,502	$10,388	$9,531
6/21	$15,169	$15,174	$18,024	$16,787	$15,333
6/22	$12,858	$12,863	$15,524	$13,272	$13,031
6/23	$14,444	$14,444	$18,467	$15,520	$14,712
6/24	$17,010	$17,026	$22,737	$17,487	$17,402

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	17.77%Footnote Reference	10.30%	8.27%
Fund @ Market Value	17.88%	10.35%	8.29%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	13.08%
Nasdaq US 1300 Small Mid Cap IndexFootnote Reference2	12.67%	9.57%	8.72%
Nasdaq Victory US Small Mid Cap Value Momentum IndexFootnote Reference+,Footnote Reference3	18.29%	10.69%	8.64%

AssetsNet	$ 224,931,000	$ 224,931,000	$ 224,931,000
Holdings Count | Holding	294	294	294
Advisory Fees Paid, Amount			$ 335,000
InvestmentCompanyPortfolioTurnover			104.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$224,931
Number of Holdings	294
Investment Advisory Fees	$335
Portfolio Turnover	104%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	2.2%
Materials	3.6%
Consumer Staples	4.0%
Real Estate	6.6%
Energy	6.9%
Health Care	12.6%
Information Technology	12.6%
Financials	14.6%
Consumer Discretionary	16.6%
Industrials	18.4%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000210926
Shareholder Report [Line Items]
Fund Name			VictoryShares International Value Momentum ETF
Annual or Semi-Annual Statement [Text Block]			The annual shareholder report contains important information about VictoryShares International Value Momentum ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual			Annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number			866-376-7890
Additional Information Website			vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
International Value Momentum ETF	$37	0.35%

Expenses Paid, Amount			$ 37
Expense Ratio, Percent			0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 13.82% for the fiscal year ended June 30, 2024, underperforming the Nasdaq Victory International Value Momentum Index (the "Index"), which returned 14.30% during the period. The Fund outperformed the Nasdaq DM Ex United States Large Mid Cap Index, a market cap-based index against which the performance of the Fund is also measured, which returned 10.91% during the period.

Top contributors to performance:

• The Fund’s overweight to Italy was a positive contributor to relative performance; and

• Stock selection positivity contributed in Japan relative to the Index.

Top detractors from performance:

• An overweight to Hong Kong was a detractor from relative performance; and

• Stock selection detracted in Singapore relative to the Index.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $11,732	Fund @ Market Value - $11,733	MSCI All Country World Index (regulatory broad based index) - $18,232	Nasdaq DM Ex United States Large Mid Cap Index - $13,748	Nasdaq Victory International Value Momentum Index - $12,047
10/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000	$10,000
6/18	$9,782	$9,782	$10,345	$9,986	$9,809
6/19	$9,402	$9,417	$10,940	$10,036	$9,449
6/20	$8,234	$8,224	$11,170	$9,580	$8,299
6/21	$10,923	$10,911	$15,556	$12,886	$11,060
6/22	$9,163	$9,193	$13,106	$10,575	$9,309
6/23	$10,308	$10,317	$15,273	$12,395	$10,540
6/24	$11,732	$11,733	$18,232	$13,748	$12,047

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	13.82%	4.53%	2.42%
Fund @ Market Value	13.72%	4.49%	2.42%
MSCI All Country World IndexFootnote Reference1	19.37%	10.76%	9.40%
Nasdaq DM Ex United States Large Mid Cap IndexFootnote Reference2	10.91%	6.50%	4.88%
Nasdaq Victory International Value Momentum IndexFootnote Reference+,Footnote Reference3	14.30%	4.98%	2.83%

AssetsNet	$ 222,659,000	$ 222,659,000	$ 222,659,000
Holdings Count | Holding	215	215	215
Advisory Fees Paid, Amount			$ 588,000
InvestmentCompanyPortfolioTurnover			84.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$222,659
Number of Holdings	215
Investment Advisory Fees	$588
Portfolio Turnover	84%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	4.5%
Utilities	4.9%
Health Care	5.7%
Real Estate	6.3%
Consumer Staples	7.1%
Communication Services	7.7%
Materials	9.0%
Consumer Discretionary	9.9%
Industrials	17.9%
Financials	21.5%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000210927
Shareholder Report [Line Items]
Fund Name			VictoryShares Emerging Markets Value Momentum ETF
Annual or Semi-Annual Statement [Text Block]			The annual shareholder report contains important information about VictoryShares Emerging Markets Value Momentum ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual			Annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number			866-376-7890
Additional Information Website			vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Emerging Markets Value Momentum ETF	$50	0.45%

Expenses Paid, Amount			$ 50
Expense Ratio, Percent			0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 22.64% for the fiscal year ended June 30, 2024, underperforming the Nasdaq Victory Emerging Market Value Momentum Index (the "Index"), which returned 25.82% during the period. The Fund outperformed the Nasdaq Emerging Market Large Mid Cap Index, a market cap-based index against which the performance of the Fund is also measured, which returned 14.74% during the period.

To contributors to performance:

• The Fund’s overweight to Turkey was a positive contributor to relative performance; and

• Stock selection in China and India positively contributed to relative performance.

Top detractors from performance:

• An underweight to India was a detractor from relative performance; and

• Stock selection in Taiwan was a detractor relative to the Index.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed positively to performance during the year.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Fund @ Net Asset Value - $12,205	Fund @ Market Value - $12,137	MSCI All Country World Index (regulatory broad based index) - $18,232	Nasdaq Emerging Market Large Mid Cap Index - $12,332	Nasdaq Victory Emerging Market Value Momentum Index - $13,236
10/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000	$10,000
6/18	$9,438	$9,460	$10,345	$9,768	$9,480
6/19	$9,209	$9,230	$10,940	$10,441	$9,309
6/20	$8,041	$8,047	$11,170	$9,668	$8,188
6/21	$11,376	$11,321	$15,556	$13,215	$11,623
6/22	$9,290	$9,406	$13,106	$10,255	$9,575
6/23	$10,015	$10,004	$15,273	$10,747	$10,520
6/24	$12,205	$12,137	$18,232	$12,332	$13,236

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	22.64%Footnote Reference	5.93%	3.13%
Fund @ Market Value	21.32%	5.63%	2.94%
MSCI All Country World IndexFootnote Reference1	19.37%	10.76%	9.40%
Nasdaq Emerging Market Large Mid Cap IndexFootnote Reference2	14.74%	3.38%	3.19%
Nasdaq Victory Emerging Market Value Momentum IndexFootnote Reference+,Footnote Reference3	25.82%	7.29%	4.29%

AssetsNet	$ 190,766,000	$ 190,766,000	$ 190,766,000
Holdings Count | Holding	175	175	175
Advisory Fees Paid, Amount			$ 526,000
InvestmentCompanyPortfolioTurnover			118.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$190,766
Number of Holdings	175
Investment Advisory Fees	$526
Portfolio Turnover	118%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	4.5%
Consumer Staples	4.5%
Energy	5.4%
Health Care	5.5%
Materials	6.5%
Utilities	7.4%
Industrials	13.4%
Consumer Discretionary	14.5%
Information Technology	16.3%
Financials	17.4%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000238316
Shareholder Report [Line Items]
Fund Name			VictoryShares WestEnd U.S. Sector ETF
Annual or Semi-Annual Statement [Text Block]			The annual shareholder report contains important information about VictoryShares WestEnd U.S. Sector ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual			Annual shareholder report
Additional Information [Text Block]			You can find additional information about the Fund at vcm.com. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number			866-376-7890
Additional Information Website			vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
WestEnd U.S. Sector ETF	$51	0.46%

Expenses Paid, Amount			$ 51
Expense Ratio, Percent			0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 21.67% for the ﬁscal year ended June 30, 2024, underperforming the S&P 500® Index (the “Index”), which returned 24.56% during the period.

Over the last 12 months, we believe we have positioned the Fund for a late-cycle environment with slow-to-moderate economic growth and above average risk of recession.

Top contributors to performance:

• The Fund’s allocations to information technology and communication services, outperformed the Index during the ﬁscal year.

• The Fund maintained an overweight to the communication services sector, which was additive to relative returns.

• Our avoidance of some of the most economically-sensitive, or cyclical sectors (i.e. industrials, real estate, materials, and energy), was the largest positive contributor to relative returns for the Fund during the ﬁscal year. These sectors collectively underperformed the broad market, which we believe is evidence of a slowing-demand environment.

Top detractors from performance:

• Our overweight allocation to some of the more traditional defensive sectors relative to the Index, such as health care and consumer staples, that offer consistent but slower earnings growth, was among the largest detractors from relative performance during the ﬁscal year.

• The Fund’s modest underweight to the information technology sector, primarily for valuation and risk management reasons, detracted from performance.

The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Average Annual Return [Table Text Block]
	1 Year	Since Inception
Fund @ Net Asset Value	21.67%Footnote Reference	27.70%Footnote Reference
Fund @ Market Value	21.74%	27.71%
S&P 500® IndexFootnote Reference1	24.56%	29.73%

AssetsNet	$ 378,941,000	$ 378,941,000	$ 378,941,000
Holdings Count | Holding	356	356	356
Advisory Fees Paid, Amount			$ 1,086,000
InvestmentCompanyPortfolioTurnover			30.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$378,941
Number of Holdings	356
Investment Advisory Fees	$1,086
Portfolio Turnover	30%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	4.9%
Consumer Staples	7.3%
Consumer Discretionary	9.5%
Financials	13.9%
Communication Services	15.1%
Health Care	21.7%
Information Technology	27.0%
Footnote	Description
Footnote	Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Material Fund Change [Text Block]

Material Fund Changes

Effective January 23, 2024, a new portfolio manager was added to the Fund. For more complete information, you may review the Fund's supplement prospectus, dated January 23, 2024.
C000250754
Shareholder Report [Line Items]
Fund Name	VictoryShares WestEnd Global Equity ETF
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about VictoryShares WestEnd Global Equity ETF (the "Fund") for the period of June 21, 2024 to June 30, 2024 ("reporting period"), as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
WestEnd Global Equity ETF	$2Footnote Reference*	0.60%

Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.60%
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
AssetsNet	$ 2,501,000	$ 2,501,000	$ 2,501,000
Holdings Count | Holding	11	11	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$2,501
Number of Holdings	11
Investment Advisory Fees	$0Footnote Reference(a)
Portfolio Turnover	-%Footnote Reference*
Footnote	Description
Footnote*	No turnover rate due to the commencement of operations close to the reporting period end.
Footnote(a)	Rounds to less than $1 thousand.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period ended June 30, 2024.